Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent Events
The Company has evaluated subsequent events to the unaudited condensed consolidated financial statements as of December 31, 2022 and has provided such disclosures in Note 10. Commitments and Contingencies.

MARIADB CORPORATION AB [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 19. Subsequent Events
The Company has evaluated subsequent events through December 22, 2022, the date the financial statements were available to be issued, noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosure.
As described in Note 7, the holders of 2020 Series C Warrants were given the opportunity to exercise their warrants to subscribe to Series C Preferred Shares on a one-for-one
basis in connection with the Business Combination and any warrants not exercised prior to the completion of the Business Combination would be canceled. In October and November 2022, certain warrant holders exercised 2,365,078 warrants at an exercise price of €1.1859 per share in exchange for 2,365,078 Series C Preferred Shares, providing the Company with gross proceeds of €2.8 million. In connection with the closing of the Business Combination, which occurred on December 16, 2022, the remaining 493,065 warrants were canceled.
On November 30, 2022, the Company entered into an agreement with EIB to repurchase the remaining 326,429 2017 Series C Warrants at a determined settlement price of €1.19 per option, to be cash settled within ten business days of the closing of the Business Combination.
On December 16, 2022, the transactions contemplated by the Merger Agreement were consummated. In connection with the Business Combination, Mangomill plc. changed its name to “MariaDB plc.” Beginning on December 19, 2022, the Company’s shares began trading on the New York Stock Exchange (NYSE).
Effective as of the closing of the Business Combination, the Company modified its share-based compensation plans to convert each stock option issued and outstanding under a MariaDB Corporation Ab option plan into a stock option of the Combined Company to purchase that number of the Combined Company’s ordinary shares based on the Exchange Ratio, with an adjusted per share exercise price also based on the Exchange Ratio. Additionally effective as of the closing of the Business Combination, the Company modified its share-based compensation plans to convert the exercise prices of outstanding options denominated in Euros to U.S. dollar equivalents based on the European Central Bank FX reference rate published on December 16, 2022. Management is currently evaluating the accounting impacts of this modification to its financial statements for the first quarter of the year ending September 30, 2023.